MoA Small Cap Value Fund Annual Fund Operating Expenses - MoA Small Cap Value Fund - MoA Small Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.85%